Due to related parties (Details Narrative) - USD ($)	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Due to related parties	$ 0	$ 41,673	$ 54,938		$ 12,600
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Due to related parties		$ 41,673		$ 0